Investment Securities - Gross Unrealized Losses and Fair Value for Investment Securities by Investment Category and Continuous Unrealized Loss Position Time (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	$ 131,410	$ 33,466
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(5,074)	(114)
Available-for-sale securities, Twelve Months or Greater, Fair Value	13,607	82
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses	(827)	(1)
Available-for-sale securities, Total, Fair Value	145,017	33,548
Available-for-sale securities, Total, Gross Unrealized Losses	(5,901)	(115)
U.S. Government Corporations and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	46,416	6,993
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(2,170)	(7)
Available-for-sale securities, Twelve Months or Greater, Fair Value
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses
Available-for-sale securities, Total, Fair Value	46,416	6,993
Available-for-sale securities, Total, Gross Unrealized Losses	(2,170)	(7)
States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	19,009	2,721
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(867)	(55)
Available-for-sale securities, Twelve Months or Greater, Fair Value	1,794
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses	(189)
Available-for-sale securities, Total, Fair Value	20,803	2,721
Available-for-sale securities, Total, Gross Unrealized Losses	(1,056)	(55)
Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	65,915	23,752
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(2,036)	(52)
Available-for-sale securities, Twelve Months or Greater, Fair Value	11,805	82
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses	(637)	(1)
Available-for-sale securities, Total, Fair Value	77,720	23,834
Available-for-sale securities, Total, Gross Unrealized Losses	(2,673)	(53)
Total Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	131,340	33,466
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(5,073)	(114)
Available-for-sale securities, Twelve Months or Greater, Fair Value	13,599	82
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses	(826)	(1)
Available-for-sale securities, Total, Fair Value	144,939	33,548
Available-for-sale securities, Total, Gross Unrealized Losses	(5,899)	(115)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than Twelve Months, Fair Value	70
Available-for-sale securities, Less than Twelve Months, Gross Unrealized Losses	(1)
Available-for-sale securities, Twelve Months or Greater, Fair Value	8
Available-for-sale securities, Twelve Months or Greater, Gross Unrealized Losses	(1)
Available-for-sale securities, Total, Fair Value	78
Available-for-sale securities, Total, Gross Unrealized Losses	$ (2)